UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
BlackRock Wealth Liquid Environmentally Aware Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2025

Date of reporting period: 09/30/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock Wealth Liquid Environmentally Aware Fund

Institutional Shares | PNIXX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,882,919,867
Number of Portfolio Holdings...
165
Current seven-day yields as of September 30, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
   7-Day SEC Yield...
4.89%
   7-Day Yield...
4.89%

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Investment Type	Percent of Net Assets
Commercial Paper...
38.4%
Repurchase Agreements...
33.8
Certificates of Deposit...
13.6
Time Deposits...
9.1
U.S. Treasury Obligations...
1.1
Municipal Bonds...
0.4
Corporate Bonds...
0.1
Other Assets Less Liabilities...
3.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Wealth Liquid Environmentally Aware Fund

Institutional Shares | PNIXX

Semi-Annual Shareholder Report — September 30, 2024

PNIXX-09/24-SAR

BlackRock Wealth Liquid Environmentally Aware Fund

Investor A Shares | PINXX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,882,919,867
Number of Portfolio Holdings...
165
Current seven-day yields as of September 30, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
   7-Day SEC Yield...
4.61%
   7-Day Yield...
4.61%

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Investment Type	Percent of Net Assets
Commercial Paper...
38.4%
Repurchase Agreements...
33.8
Certificates of Deposit...
13.6
Time Deposits...
9.1
U.S. Treasury Obligations...
1.1
Municipal Bonds...
0.4
Corporate Bonds...
0.1
Other Assets Less Liabilities...
3.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Wealth Liquid Environmentally Aware Fund

Investor A Shares | PINXX

Semi-Annual Shareholder Report — September 30, 2024

PINXX-09/24-SAR

BlackRock Wealth Liquid Environmentally Aware Fund

Investor C Shares | BMCXX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$66	1.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,882,919,867
Number of Portfolio Holdings...
165
Current seven-day yields as of September 30, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
   7-Day SEC Yield...
3.79%
   7-Day Yield...
3.79%

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Investment Type	Percent of Net Assets
Commercial Paper...
38.4%
Repurchase Agreements...
33.8
Certificates of Deposit...
13.6
Time Deposits...
9.1
U.S. Treasury Obligations...
1.1
Municipal Bonds...
0.4
Corporate Bonds...
0.1
Other Assets Less Liabilities...
3.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Wealth Liquid Environmentally Aware Fund

Investor C Shares | BMCXX

Semi-Annual Shareholder Report — September 30, 2024

BMCXX-09/24-SAR

BlackRock Wealth Liquid Environmentally Aware Fund

Premier Shares | BMMXX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,882,919,867
Number of Portfolio Holdings...
165
Current seven-day yields as of September 30, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
   7-Day SEC Yield...
4.89%
   7-Day Yield...
4.89%

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Investment Type	Percent of Net Assets
Commercial Paper...
38.4%
Repurchase Agreements...
33.8
Certificates of Deposit...
13.6
Time Deposits...
9.1
U.S. Treasury Obligations...
1.1
Municipal Bonds...
0.4
Corporate Bonds...
0.1
Other Assets Less Liabilities...
3.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Wealth Liquid Environmentally Aware Fund

Premier Shares | BMMXX

Semi-Annual Shareholder Report — September 30, 2024

BMMXX-09/24-SAR

BlackRock Wealth Liquid Environmentally Aware Fund

Service Shares | PNPXX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,882,919,867
Number of Portfolio Holdings...
165
Current seven-day yields as of September 30, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
   7-Day SEC Yield...
4.62%
   7-Day Yield...
4.62%

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Investment Type	Percent of Net Assets
Commercial Paper...
38.4%
Repurchase Agreements...
33.8
Certificates of Deposit...
13.6
Time Deposits...
9.1
U.S. Treasury Obligations...
1.1
Municipal Bonds...
0.4
Corporate Bonds...
0.1
Other Assets Less Liabilities...
3.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Wealth Liquid Environmentally Aware Fund

Service Shares | PNPXX

Semi-Annual Shareholder Report — September 30, 2024

PNPXX-09/24-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
September 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
BlackRock Funds
SM
BlackRock Wealth Liquid Environmentally Aware Fund

Table of Contents
Page

Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Wealth Liquid Environmentally Aware Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 1.4%
Bank of America NA
5.45% , 10/02/24 .................. USD 10,000 $ 9,999,988
(1-day SOFR + 0.22%), 5.06% , 11/14/24
(a)
. 16,000 16,000,000
5.75% , 11/14/24 .................. 12,000 12,000,000
5.15% , 01/22/25 .................. 6,600 6,600,000
5.22% , 02/06/25 .................. 5,516 5,516,000
Citibank NA , (1-day SOFR at 0.00% Floor +
0.27%), 5.10% , 06/20/25
(a)
........... 6,000 6,000,000
56,115,988
Yankee — 12.2%
(b)
Bank of Montreal, Chicago
5.80% , 11/12/24 .................. 8,000 8,000,000
5.60% , 11/29/24 .................. 9,000 9,000,000
5.50% , 12/06/24 .................. 7,000 7,000,000
5.50% , 06/11/25 .................. 7,000 7,000,000
Bank of Nova Scotia (The), Houston
5.80% , 11/08/24 .................. 7,000 7,000,000
(1-day SOFR at 0.00% Floor + 0.30%),
5.14% , 02/21/25
(a)
............... 5,750 5,750,000
BNP Paribas SA, New York
5.45% , 10/01/24 .................. 8,000 8,000,000
(1-day SOFR + 0.21%), 5.05% , 11/26/24
(a)
. 9,000 9,000,000
5.23% , 12/18/24 .................. 10,000 10,000,000
5.28% , 12/31/24 .................. 6,000 6,000,000
Canadian Imperial Bank of Commerce, New
York
5.17% , 02/07/25 .................. 11,000 11,000,000
(1-day SOFR + 0.26%), 5.10% , 06/04/25
(a)
. 15,000 15,000,000
Commonwealth Bank of Australia, New York ,
5.70% , 11/27/24 .................. 10,000 10,000,000
Credit Industriel et Commercial, New York ,
5.50% , 05/12/25 .................. 8,000 8,000,000
Mitsubishi UFJ Trust & Banking Corp.,
New York , (1-day SOFR + 0.20%),
5.03% , 10/01/24
(a)
................. 15,000 15,000,000
Mizuho Bank Ltd., New York , (1-day SOFR +
0.25%), 5.08% , 11/06/24
(a)
............ 15,000 14,999,999
MUFG Bank Ltd.,New York
4.85% , 10/01/24 .................. 75,000 75,000,000
(1-day SOFR + 0.24%), 5.07% , 02/20/25
(a)
. 15,000 15,000,000
Nordea Bank Abp, New York , (1-day SOFR +
0.20%), 5.04% , 02/14/25
(a)
........... 13,000 12,999,967
Standard Chartered Bank, New York ,
5.35% , 04/10/25 .................. 14,000 14,000,000
Sumitomo Mitsui Banking Corp., New York
(a)
(1-day SOFR + 0.24%), 5.08% , 02/05/25 .. 16,000 16,000,000
(1-day SOFR + 0.23%), 5.07% , 03/05/25 .. 19,500 19,500,000
Sumitomo Mitsui Trust Bank Ltd., New York
5.41% , 10/21/24 .................. 8,500 8,500,000
5.21% , 02/05/25 .................. 15,000 15,000,000
Svenska Handelsbanken AB, New York
(1-day SOFR at 0.00% Floor + 0.20%),
5.03% , 10/03/24
(a)
............... 10,000 10,000,000
5.40% , 10/16/24 .................. 6,000 5,999,996
(1-day SOFR at 0.00% Floor + 0.27%),
5.10% , 02/05/25
(a)
............... 12,000 12,000,000
5.35% , 04/09/25 .................. 10,000 10,000,254
Swedbank AB, New York
5.34% , 04/09/25 .................. 10,000 10,000,000
(1-day SOFR + 0.25%), 5.08% , 06/05/25
(a)
. 15,000 15,000,000
Toronto-Dominion Bank (The), New York
6.00% , 10/02/24 .................. 8,000 8,000,000
5.15% , 12/31/24 .................. 6,000 6,000,000
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR + 0.20%), 5.03% , 03/07/25
(a)
. USD 20,000 $ 20,000,000
5.10% , 08/25/25 .................. 12,000 12,000,000
(1-day SOFR + 0.35%), 5.18% , 09/22/25
(a)
. 10,000 10,000,000
Westpac Banking Corp., New York
5.25% , 01/22/25 .................. 7,000 7,000,000
(1-day SOFR at 0.00% Floor + 0.30%),
5.14% , 01/31/25
(a)
............... 3,000 3,000,000
5.40% , 06/06/25 .................. 17,000 16,999,853
472,750,069
Total Certificates of Deposit — 13 .6%
(Cost: $ 528,866,057 ) .............................. 528,866,057
Commercial Paper
ABN AMRO Funding USA LLC
(c)
4.77% , 01/13/25 .................. 7,500 7,387,333
4.54% , 04/21/25
(d)
................. 9,000 8,757,600
Alinghi Funding Co. LLC
4.94% , 10/04/24
(c) (d)
................ 30,000 29,986,633
4.84% , 12/06/24
(c)
................. 20,000 19,802,733
4.75% , 01/08/25
(d)
................. 16,000 15,765,480
4.67% , 02/07/25
(c) (d)
................ 20,000 19,620,167
Antalis SA , 4.93%
,
10/10/24
(d)
........... 10,000 9,986,425
ANZ New Zealand International Ltd. , 4.59%
,
02/28/25
(d)
...................... 12,000 11,746,000
Aquitaine Funding Co. LLC
4.93% , 10/02/24
(c)
................. 17,000 16,997,705
4.95% , 10/10/24
(d)
................. 20,000 19,974,150
4.95% , 10/11/24
(c)
................. 21,500 21,469,124
4.96% , 10/17/24
(c)
................. 20,000 19,956,622
4.96% , 10/18/24
(d)
................. 10,000 9,976,956
4.99% , 11/01/24
(d)
................. 46,000 45,789,725
Australia & New Zealand Banking Group Ltd.
(d)
(1-day SOFR + 0.55%), 5.39% , 10/11/24
(a)
12,150 12,151,412
4.70% , 12/16/24 .................. 15,000 14,832,166
4.64% , 01/06/25
(c)
................. 12,000 11,843,507
4.62% , 01/14/25 .................. 6,000 5,914,250
Bank of America Securities, Inc. , 4.77%
,
01/17/25
(c)
...................... 5,000 4,922,000
Bank of Montreal , 4.91%
,
11/06/24
(c)
....... 7,500 7,458,900
Bank of New York Mellon (The) , (1-day SOFR +
0.35%), 5.18%
,
05/09/25
(a)
........... 7,000 7,000,000
Barton Capital SA , 4.94%
,
10/18/24
(c) (d)
..... 3,500 3,491,191
BNG Bank NV
(d)
4.85% , 10/21/24 .................. 10,000 9,973,111
4.56% , 01/31/25 .................. 10,000 9,838,011
BPCE SA
(d)
4.69% , 01/31/25 .................. 12,000 11,788,127
4.60% , 03/03/25
(c)
................. 12,000 11,751,630
(1-day SOFR + 0.25%), 5.09% , 03/03/25
(a)
12,000 12,000,000
Britannia Funding Co. LLC
(c)(d)
4.91% , 10/03/24 .................. 15,000 14,995,534
4.92% , 10/04/24 .................. 30,000 29,986,950
4.92% , 11/19/24 .................. 9,000 8,936,055
4.71% , 02/12/25 .................. 15,000 14,720,833
Caisse des Depots et Consignations , 4.87%
,
11/08/24
(d)
...................... 10,000 9,946,008
Canadian Imperial Bank of Commerce , 4.47%
,
04/09/25
(c) (d)
..................... 10,000 9,736,111
CDP Financial, Inc. , 4.45%
,
04/28/25
(d)
..... 19,000 18,446,266
Chariot Funding LLC
(d)
4.91% , 10/09/24
(c)
................. 17,500 17,479,156
4.92% , 10/18/24
(c)
................. 13,000 12,967,157
(1-day SOFR + 0.28%), 5.11% , 01/17/25
(a)
10,000 10,000,000

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Wealth Liquid Environmentally Aware Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Columbia Funding Co. LLC
4.90% , 10/01/24
(d)
................. USD 24,250 $ 24,250,000
4.80% , 01/16/25
(d)
................. 23,000 22,653,142
4.67% , 03/04/25
(c)
................. 9,000 8,819,050
4.64% , 03/26/25
(c)
................. 20,000 19,560,000
4.64% , 03/27/25
(c)
................. 9,000 8,804,857
Commonwealth Bank of Australia
(a)(d)
(1-day SOFR + 0.17%), 5.01% , 12/23/24 . 17,000 16,999,993
(1-day SOFR + 0.20%), 5.04% , 01/21/25 . 12,000 12,000,000
(1-day SOFR + 0.30%), 5.14% , 01/31/25 . 5,000 5,000,000
DNB Bank ASA
(d)
4.80% , 12/05/24
(c)
................. 10,000 9,905,208
4.66% , 01/22/25
(c)
................. 12,900 12,700,983
4.58% , 02/24/25
(c)
................. 37,500 36,743,984
4.49% , 04/01/25 .................. 10,000 9,741,156
Endeavour Funding Co. LLC , 4.72%
,
02/04/25
(c) (d)
..................... 30,500 29,952,250
Gotham Funding Corp.
4.91% , 10/09/24
(d)
................. 10,000 9,988,111
4.91% , 11/14/24
(c)
................. 8,000 7,949,058
Hydro-Quebec
(c)
4.83% , 11/06/24
(d)
................. 36,800 36,607,168
4.76% , 12/03/24 .................. 35,000 34,712,738
4.74% , 12/10/24
(d)
................. 35,000 34,652,236
ING US Funding LLC
4.88% , 10/02/24
(c) (d)
................ 22,000 21,996,715
(1-day SOFR + 0.24%), 5.07% , 10/31/24
(a)
5,000 5,000,000
4.63% , 02/18/25
(d)
................. 18,100 17,738,905
(1-day SOFR + 0.26%), 5.09% , 06/05/25
(a) (d)
14,000 14,000,000
JP Morgan Securities LLC , (1-day SOFR +
0.33%), 5.16%
,
01/06/25
(a)
........... 14,000 14,000,000
Liberty Street Funding LLC
(c)
4.84% , 12/05/24
(d)
................. 19,500 19,322,198
4.77% , 01/06/25 .................. 10,500 10,349,206
4.71% , 01/27/25 .................. 12,500 12,310,708
4.59% , 03/17/25 .................. 10,500 10,283,248
Mackinac Funding Co. LLC
4.93% , 10/16/24
(d)
................. 19,500 19,457,831
4.79% , 01/07/25
(c) (d)
................ 28,000 27,626,729
4.76% , 01/16/25
(d)
................. 15,500 15,255,832
4.61% , 03/11/25
(c)
................. 6,500 6,362,792
Macquarie Bank Ltd.
(1-day SOFR + 0.19%), 5.02% , 10/07/24
(a) (d)
7,500 7,499,935
4.96% , 10/17/24
(c)
................. 7,500 7,482,267
4.77% , 01/13/25
(c) (d)
................ 7,500 7,387,333
4.74% , 01/17/25
(c)
................. 10,000 9,843,400
4.71% , 01/21/25
(c) (d)
................ 18,870 18,563,551
4.62% , 02/12/25
(c)
................. 9,000 8,836,855
(1-day SOFR + 0.27%), 5.10% , 02/18/25
(a) (d)
8,000 8,000,000
4.58% , 03/03/25
(c) (d)
................ 15,000 14,676,703
(1-day SOFR + 0.24%), 5.07% , 03/28/25
(a) (d)
7,000 7,000,000
National Australia Bank Ltd.
(d)
4.88% , 10/04/24
(c)
................. 13,000 12,994,486
(1-day SOFR + 0.21%), 5.05% , 10/15/24
(a)
28,000 27,999,937
(1-day SOFR + 0.19%), 5.03% , 10/21/24
(a)
11,500 11,500,000
(1-day SOFR + 0.28%), 5.12% , 06/27/25
(a)
12,000 12,001,701
National Bank of Canada , 4.52%
,
04/16/25
(c) (d)
12,000 11,669,040
National Westminster Bank plc , 4.89%
,
10/03/24
(d)
...................... 30,000 29,991,958
Old Line Funding LLC , 4.62%
,
02/14/25
(c) (d)
.. 11,000 10,785,989
Ontario Teachers' Finance Trust , 4.39%
,
05/01/25
(d)
...................... 10,500 10,196,398
Oversea-Chinese Banking Corp. Ltd.
(d)
4.93% , 10/22/24
(c)
................. 11,500 11,464,245
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
(1-day SOFR + 0.20%), 5.04% , 01/21/25
(a)
USD 10,000 $ 10,000,000
PSP Capital, Inc. , 4.64%
,
01/24/25
(c) (d)
...... 20,500 20,171,260
Royal Bank of Canada
(d)
4.88% , 11/06/24
(c)
................. 6,000 5,967,120
(1-day SOFR + 0.35%), 5.19% , 01/21/25
(a)
12,000 12,000,000
(1-day SOFR + 0.25%), 5.09% , 02/18/25
(a)
11,000 11,000,000
4.48% , 04/09/25 .................. 12,000 11,683,333
Skandinaviska Enskilda Banken AB , (1-day
SOFR + 0.20%), 5.03%
,
10/01/24
(a) (d)
.... 13,000 13,000,000
Svenska Handelsbanken AB , 4.88%
,
10/21/24
(c)
10,000 9,970,722
UBS AG
(a)(d)
(1-day SOFR + 0.30%), 5.17% , 02/05/25 . 9,000 9,000,000
(1-day SOFR + 0.40%), 5.28% , 08/06/25 . 10,000 10,000,000
United Overseas Bank Ltd.
(a)(d)
(1-day SOFR + 0.18%), 5.01% , 10/24/24 . 14,050 14,050,000
(1-day SOFR + 0.20%), 5.03% , 01/22/25 . 8,000 8,000,000
Versailles Commercial Paper LLC
(c)(d)
4.93% , 10/11/24 .................. 11,000 10,983,561
4.77% , 01/17/25 .................. 15,000 14,784,000
Westpac Banking Corp.
(d)
4.85% , 11/07/24
(c)
................. 6,500 6,463,925
4.82% , 11/14/24 .................. 9,000 8,940,600
Westpac Securities NZ Ltd.
(c)(d)
4.88% , 11/15/24 .................. 14,425 14,329,434
4.45% , 05/16/25 .................. 9,000 8,704,333
Total Commercial Paper — 38 .4%
(Cost: $ 1,489,081,212 ) ............................ 1,489,081,212
Corporate Bonds
Beverages — 0.1%
PepsiCo, Inc., (SOFR Index + 0.40%), 5.26%,
11/12/24
(a)
..................... 5,530 5,530,000
Total Corporate Bonds — 0 .1%
(Cost: $ 5,530,000 ) ............................... 5,530,000
Municipal Bonds
Colorado — 0.4%
(e)
Colorado Housing & Finance Authority , Series
2021C-2 , RB , VRDN ( Federal Home Loan
Bank SBPA ) , 4.85% , 10/07/24 ......... 8,365 8,365,000
Colorado Housing & Finance Authority , Series
2021M-2 , RB , VRDN ( Barclays Bank plc
SBPA ) , 4.86% , 10/07/24 ............. 7,230 7,230,000
Total Municipal Bonds — 0 .4%
(Cost: $ 15,595,000 ) ............................... 15,595,000
Time Deposits
Credit Agricole Corporate & Investment Bank
SA , 4.82% , 10/01/24 ............... 5,000 5,000,000
Royal Bank of Canada , 4.83% , 10/01/24 .... 100,000 100,000,000
Skandinaviska Enskilda Banken AB ,
4.83% , 10/01/24 .................. 80,000 80,000,000
Svenska Handelsbanken AB , 4.82% , 10/01/24 70,000 70,000,000
Swedbank AB , 4.82% , 10/01/24 .......... 100,000 100,000,000
Total Time Deposits — 9 .1%
(Cost: $ 355,000,000 ) .............................. 355,000,000

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Wealth Liquid Environmentally Aware Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(c)
3.14% , 10/03/24 .................. USD 7,000 $ 6,998,036
4.51% , 01/23/25 .................. 21,500 21,174,282
4.45% , 02/20/25 .................. 13,500 13,244,799
U.S. Treasury Notes , (US Treasury 3 Month
Bill Money Market Yield at 0.00% Floor +
0.17%), 4.76% , 04/30/25
(a)
........... 1,000 1,000,202
Total U.S. Treasury Obligations — 1 .1%
(Cost: $ 42,417,319 ) ............................... 42,417,319
Total Repurchase Agreements — 33 .8%
(Cost: $ 1,312,000,000 ) ............................ 1,312,000,000
Total Investments — 96 .5%
(Cost: $ 3,748,489,588 )
(f)
............................ 3,748,489,588
Other Assets Less Liabilities — 3.5% .................... 134,430,279
Net Assets — 100.0% ...............................
$ 3,882,919,867
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)
Cost for U.S. federal income tax purposes.

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Wealth Liquid Environmentally Aware Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .88% 09/30/24 10/01/24 $ 430,000 $ 430,000,000 $ 430,058,289
U.S. Government
Sponsored Agency
Obligations, 1.50% to
8.00%, due 12/15/25 to
07/20/73 ......... $ 570,297,615 $ 438,600,000
– –
Citigroup Global Markets,
Inc. ........... 4 .89 09/30/24 10/01/24 405,000 405,000,000 405,055,013
U.S. Government
Sponsored Agency
Obligations, 0.00% to
21.76%, due 12/20/40
to 09/20/73 ....... 10,657,078,946 439,753,516
– –
JP Morgan Securities
LLC ........... 4 .87
(a)
09/30/24 10/08/24 38,000 38,000,000 38,041,124
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 04/20/26 to
08/20/64 ......... 169,507,146 38,760,001
4 .90 09/30/24 10/01/24 409,000 409,000,000 409,055,669
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 04/20/28 to
07/20/64 ......... 827,857,900 417,180,001
– –
$ 447,000,000 $ 455,940,002
– –
US Bancorp Investments,
Inc. ........... 4 .87
(b)
09/30/24 10/01/24 30,000 30,000,000 30,004,058
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 4.13%, due
08/15/25 to 06/01/38 30,759,200 30,600,064
– –
$ 1,312,000,000 $ 1,364,893,582
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 528,866,057 $ — $ 528,866,057
Commercial Paper ....................................... — 1,489,081,212 — 1,489,081,212
Corporate Bonds ........................................ — 5,530,000 — 5,530,000
Municipal Bonds ......................................... — 15,595,000 — 15,595,000
Repurchase Agreements ................................... — 1,312,000,000 — 1,312,000,000
Time Deposits .......................................... — 355,000,000 — 355,000,000
U.S. Treasury Obligations ................................... — 42,417,319 — 42,417,319
$ — $ 3,748,489,588 $ — $ 3,748,489,588

Statement of Assets and Liabilities
(unaudited)

September 30, 2024

Statement of Assets and Liabilities
BlackRock
Wealth Liquid
Environmentally
Aware Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 2,436,489,588
Cash ............................................................................................................. 112,741,668
Repurchase agreements, at value
(b)
......................................................................................... 1,312,000,000
Receivables: –
Capital shares sold ................................................................................................... 45,077,922
Interest — unaffiliated ................................................................................................. 9,794,245
From the Manager ................................................................................................... 1,183
Prepaid e xpenses ..................................................................................................... 246,820
Total a ssets .........................................................................................................
3,916,351,426
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 12,309,104
Administration fees ................................................................................................... 167,861
Capital shares redeemed ............................................................................................... 19,066,499
Income dividend distributions ............................................................................................ 596,708
Investment advisory fees .............................................................................................. 444,279
Other affiliate fees ................................................................................................... 33,496
Professional fees .................................................................................................... 23,347
Service and distribution fees ............................................................................................. 623,879
Other accrued expenses ............................................................................................... 166,386
Total li abilities ........................................................................................................
33,431,559
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 3,882,919,867
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 3,882,947,060
Accumulated loss ..................................................................................................... (27,193)
NET ASSETS ........................................................................................................
$ 3,882,919,867
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 2,436,489,588
(b)
  Repurchase agreements, at cost .................................................................................. $ 1,312,000,000
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
September 30, 2024
2024
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 532,009,704
Shares outstanding ...................................................................................................
532,031,320
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Premier
Net assets .........................................................................................................
$ 4,364,099
Shares outstanding ...................................................................................................
4,364,277
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Service
Net assets .........................................................................................................
$ 146,965,677
Shares outstanding ...................................................................................................
146,971,622
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 3,192,871,953
Shares outstanding ...................................................................................................
3,193,000,630
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 6,708,434
Shares outstanding ...................................................................................................
6,708,708
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)

Six Months Ended September 30, 2024

Statement of Operations
See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 91,298,286
Total investment income .................................................................................................
91,298,286
EXPENSES
Investment advisory .................................................................................................. 6,749,494
Service and distribution — class specific .................................................................................... 3,620,378
Administration ..................................................................................................... 631,083
Administration — class specific .......................................................................................... 335,551
Registration ....................................................................................................... 233,663
Transfer agent — class specific .......................................................................................... 230,774
Professional ....................................................................................................... 65,027
Accounting services .................................................................................................. 29,787
Printing and postage ................................................................................................. 23,433
Custodian ......................................................................................................... 18,562
Trustees and Officer .................................................................................................. 13,718
Miscellaneous ...................................................................................................... 25,384
Total expenses .......................................................................................................
11,976,854
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (48,912)
Fees waived and/or reimbursed by the Manager ............................................................................... (4,434,025)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (11,121)
Total expenses after fees waived and/or reimbursed ..............................................................................
7,482,796
Net investment income ..................................................................................................
83,815,490
REALIZED GAIN (LOSS) $ (711)
Net realized loss from investments ........................................................................................ (710)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 83,814,780

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Wealth Liquid Environmentally
Aware Fund
Six Months Ended
09/30/24 (unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 83,815,490  $ 116,076,299
Net realized gain (loss) .............................................................................. (710) 1,470
Net increase in net assets resulting from operations ............................................................. 83,814,780  116,077,769
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (12,539,794) (26,626,371)
Premier ....................................................................................... (86,101) (104,483)
Service ....................................................................................... (3,441,776) (5,519,899)
Investor A ...................................................................................... (67,592,680) (83,374,581)
Investor C ...................................................................................... (155,139) (450,965)
Decrease in net assets resulting from distributions to shareholders ................................................... (83,815,490) (116,076,299)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 885,314,792  1,273,422,928
NET ASSETS
Total increase in net assets ............................................................................. 885,314,082  1,273,424,398
Beginning of period .................................................................................. 2,997,605,785  1,724,181,387
End of period ......................................................................................
$ 3,882,919,867  $ 2,997,605,785
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0263  0 .0524  0 .0289  0 .0001  0 .0021  0 .0195
Net realized gain (loss) .....................
0 .0000
(a) (b)
( 0 .0001 )
(b)
( 0 .0019 ) 0 .0001  0 .0001  0 .0000
(a)
Net increase from investment operations ........... 0.0263  0.0523  0.0270  0.0002  0.0022  0.0195
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0263 ) ( 0 .0523 ) ( 0 .0270 ) ( 0 .0002 ) ( 0 .0021 ) ( 0 .0195 )
From net realized gain ......................
—  —  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0263) (0.0523) (0.0270) (0.0002) (0.0022) (0.0195)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.66%
(f)
5.36% 2.73% 0.03% 0.21% 1.97%
Ratios to Average Net Assets
Total expen ses ............................
0.49%
(g)
0.52% 0.55% 0.54% 0.53% 0.56%
Total expenses after fees waived and/or reimbursed ...
0.20%
(g)
0.20% 0.20% 0.17% 0.20% 0.20%
Net investment income ......................
5.24%
(g)
5.22% 2.86% 0.01% 0.18% 1.94%
Supplemental Data
Net assets, end of period (000) ................. $ 532,010  $ 475,885  $ 569,091  $ 225,612  $ 523,322  $ 369,187
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Wealth Liquid Environmentally Aware Fund
Premier
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Period from
07/26/19
(a)
to 03/31/20
Net asset value, beginning of period ..........
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................
0 .0262  0 .0529  0 .0270  0 .0001  0 .0021  0 .0117
Net realized gain (loss) ...................
0 .0001
(b)
( 0 .0006 )
(b)
0 .0000
(b) (c)
0 .0002  0 .0001  0 .0000
(c)
Net increase from investment operations ......... 0.0263  0.0523  0.0270  0.0003  0.0022  0.0117
Distributions
(d)
– – – – – –
From net investment income ...............
( 0 .0263 ) ( 0 .0523 ) ( 0 .0270 ) ( 0 .0003 ) ( 0 .0021 ) ( 0 .0117 )
From net realized gain ....................
—  —  —  ( 0 .0000 )
(e)
( 0 .0001 ) ( 0 .0000 )
(e)
Total distributions ......................... (0.0263) (0.0523) (0.0270) (0.0003) (0.0022) (0.0117)
Net asset value, end of period ............... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value ................... 2.66%
(g)
5.36% 2.73% 0.03% 0.22% 1.18%
(g)
Ratios to Average Net Assets
Total expen ses ..........................
0.49%
(h)
0.50% 0.82% 0.96% 0.58% 0.70%
(h)
Total expenses after fees waived and/or reimbursed .
0.20%
(h)
0.20% 0.20% 0.17% 0.20% 0.20%
(h)
Net investment income ....................
5.24%
(h)
5.32% 2.70% 0.01% 0.21% 1.75%
(h)
Supplemental Data
Net assets, end of period (000) ............... $ 4,364  $ 2,750  $ 37  $ 37  $ 37  $ 37
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Wealth Liquid Environmentally Aware Fund
Service
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0249  0 .0498  0 .0292  0 .0001  0 .0009  0 .0165
Net realized gain (loss) .....................
0 .0000
(a) (b)
( 0 .0002 )
(b)
( 0 .0049 ) 0 .0001  0 .0001  0 .0000
(a)
Net increase from investment operations ........... 0.0249  0.0496  0.0243  0.0002  0.0010  0.0165
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0249 ) ( 0 .0496 ) ( 0 .0243 ) ( 0 .0002 ) ( 0 .0009 ) ( 0 .0165 )
From net realized gain ......................
—  —  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0249) (0.0496) (0.0243) (0.0002) (0.0010) (0.0165)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.52%
(f)
5.07% 2.45% 0.02% 0.10% 1.66%
Ratios to Average Net Assets
Total expen ses ............................
0.74%
(g)
0.76% 0.78% 0.78% 0.78% 0.84%
Total expenses after fees waived and/or reimbursed ...
0.47%
(g)
0.47% 0.47% 0.18% 0.25% 0.50%
Net investment income ......................
4.97%
(g)
4.98% 2.92% 0.01% 0.04% 1.65%
Supplemental Data
Net assets, end of period (000) ................. $ 146,966  $ 132,242  $ 71,734  $ 23,394  $ 45,926  $ 5,692
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Wealth Liquid Environmentally Aware Fund
Investor A
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0248  0 .0496  0 .0240  0 .0001  0 .0009  0 .0164
Net realized gain (loss) .....................
0 .0001
(a)
( 0 .0002 )
(a)
0 .0000
(a) (b)
0 .0001  0 .0001  0 .0000
(b)
Net increase from investment operations ........... 0.0249  0.0494  0.0240  0.0002  0.0010  0.0164
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0249 ) ( 0 .0494 ) ( 0 .0240 ) ( 0 .0002 ) ( 0 .0009 ) ( 0 .0164 )
From net realized gain ......................
—  —  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0249) (0.0494) (0.0240) (0.0002) (0.0010) (0.0164)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.51%
(f)
5.05% 2.43% 0.02% 0.10% 1.66%
Ratios to Average Net Assets
Total expen ses ............................
0.75%
(g)
0.78% 0.81% 0.80% 0.78% 0.81%
Total expenses after fees waived and/or reimbursed ...
0.49%
(g)
0.49% 0.49% 0.18% 0.34% 0.50%
Net investment income ......................
4.96%
(g)
4.97% 2.40% 0.01% 0.10% 1.45%
Supplemental Data
Net assets, end of period (000) ................. $ 3,192,872  $ 2,378,360  $ 1,067,562  $ 1,012,844  $ 1,677,581  $ 2,616,196
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Wealth Liquid Environmentally Aware Fund
Investor C
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0208  0 .0412  0 .0154  0 .0001  0 .0008  0 .0086
Net realized gain (loss) .....................
( 0 .0000 )
(a) (b)
0 .0001  0 .0021
(b)
0 .0001  0 .0001  0 .0000
(a)
Net increase from investment operations ........... 0.0208  0.0413  0.0175  0.0002  0.0009  0.0086
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0208 ) ( 0 .0413 ) ( 0 .0175 ) ( 0 .0002 ) ( 0 .0008 ) ( 0 .0086 )
From net realized gain ......................
—  —  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0208) (0.0413) (0.0175) (0.0002) (0.0009) (0.0086)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.10%
(f)
4.21% 1.76% 0.02% 0.08% 0.87%
Ratios to Average Net Assets
Total expen ses ............................
1.60%
(g)
1.61% 1.61% 1.58% 1.54% 1.62%
Total expenses after fees waived and/or reimbursed ...
1.30%
(g)
1.30% 1.13% 0.18% 0.35% 1.28%
Net investment income ......................
4.15%
(g)
4.11% 1.54% 0.01% 0.09% 0.85%
Supplemental Data
Net assets, end of period (000) ................. $ 6,708  $ 8,368  $ 15,758  $ 26,648  $ 15,347  $ 29,973
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
Blackrock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business  trust. BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC
Fund/SERV trading platform. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Investor C Shares are available only through exchanges and dividend and capital gain reinvestments by current holders. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Premier Shares commenced operations on July 26, 2019.
(b)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by the Manager (defined below) or its affiliates (each, a “BlackRock Fund”) where no initial sales charge was paid at the time of purchase of such fund. Investor C Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor C Shares of a non-money market BlackRock Fund.
The Fund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.
With respect to the Fund, the Board, or its delegate, may impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, if such fee is determined to be in the best interests of such Fund.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Discretionary Liquidity Fees: Any discretionary liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The discretionary liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining shareholders.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with one of its custodians whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credit, if any, are included in interest income in the Statement of Operation.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Service Shares ..................................... No No None
Premier Shares
(a)
.............................................. No No None
Investor A Shares .............................................. No No
(b)
None
Investor C Shares ............................................. No No
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund's investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.450%
$1 billion - $2 billion ..................................................................................................... 0.400
$2 billion - $3 billion ..................................................................................................... 0.375
Greater than $3 billion ................................................................................................... 0.350

Notes to Financial Statements
(unaudited) (continued)
2024
Blackrock Semi-Annual Financial Statements and Additional Information

Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended September 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended September 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2024, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended September 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended September 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended September 30, 2024 , affiliates received CDSCs as follows:
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% — %
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees — Class
Specific
Service ......................................................................................................... $ 173,108
Investor A ........................................................................................................ 3,409,875
Investor C ........................................................................................................ 37,395
$ 3,620,378
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Premier Service Investor A Investor C Total
Administration fees - class specific .............................. $ 47,835 $ 329 $ 13,849 $ 272,790 $ 748 $ 335,551
Institutional ............................................................................................................. $ 485
Institutional Premier Service Investor A Investor C Total
Reimbursed Amount ........................................ $ 3,239 $ 21 $ 584 $ 31,185 $ 1,110 $ 36,139
Institutional Premier Service Investor A Investor C Total
Transfer agent fees - class specific .............................. $ 10,346 $ 80 $ 2,515 $ 213,395 $ 4,438 $ 230,774
Fund Name Investor A Investor C
BlackRock Wealth Liquid Environmentally Aware Fund ..................................................................... $ 3,961 $ 4,156

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended September 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $4,434,025, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended September 30, 2024, class specific expense waivers and/or reimbursements were as follows:
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager, administration fees waived by the Manager—class specific and transfer agent fees waived and/or reimbursed by the
Manager — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the six months ended September 30, 2024, there were no fees waived and/or reimbursed by the Manager and BRIL under this agreement.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of March 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $27,793.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Fund’s operations and return potential.
Institutional Premier Service Investor A Investor C
Expense Limitations ............................... 0.20% 0.20% 0.50% 0.55% 1.30%
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 47,835 $ 10,342
Premier ...................................................................................... 329 80
Investor C ..................................................................................... 748 699
$ 48,912 $ 11,121

Notes to Financial Statements
(unaudited) (continued)
2024
Blackrock Semi-Annual Financial Statements and Additional Information

Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share.
d
Fund Name/Share Class
Six Months Ended
09/30/24
Year Ended
03/31/24
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Shares sold 340,302,036 926,885,863
Shares issued in reinvestment of distributions ........................................................ 9,219,122 18,872,071
Shares redeemed
(293,399,984) (1,038,990,565)
56,121,174 (93,232,631)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of September 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,744 Premier Shares of the Fund.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Fund Name/Share Class
Six Months Ended
09/30/24
Year Ended
03/31/24
Premier
Shares sold 2,633,691 3,959,630
Shares issued in reinvestment of distributions ........................................................ 85,135 102,271
Shares redeemed
(1,105,188) (1,348,006)
1,613,638 2,713,895
Service
Shares sold 97,115,381 219,853,230
Shares issued in reinvestment of distributions ........................................................ 3,440,298 5,519,658
Shares redeemed
(85,833,277) (164,864,402)
14,722,402 60,508,486
Investor A
Shares sold 2,001,726,032 2,621,580,640
Shares issued in reinvestment of distributions ........................................................ 67,563,332 83,302,226
Shares redeemed
(1,254,772,475) (1,394,058,102)
814,516,889 1,310,824,764
Investor C
Shares sold 1,206,852 7,163,429
Shares issued in reinvestment of distributions ........................................................ 154,675 444,545
Shares redeemed and automatic conversion of shares
(3,020,838) (14,999,560)
(1,659,311) (7,391,586)
885,314,792 1,273,422,928

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2024
Blackrock Semi-Annual Financial Statements and Additional Information

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the “April
Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-
Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are
referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed the Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the Fund underperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted
Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2024
Blackrock Semi-Annual Financial Statements and Additional Information

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board additionally noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
Blackrock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in This Report

Glossary of Terms Used in This Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: November 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: November 20, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: November 20, 2024